UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 118.7%
Aerospace - 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,375,000	$1,405,938
KLX, Inc., 5.875%, 12/01/2022 (n)		1,530,000	1,604,588
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	274,667
TransDigm, Inc., 6%, 7/15/2022		820,000	848,700
TransDigm, Inc., 6.5%, 7/15/2024		800,000	831,000
TransDigm, Inc., 6.375%, 6/15/2026		465,000	478,369

			$5,443,262
Airlines - 0.3%
Go Ahead Group PLC, 2.5%, 7/06/2024	GBP	200,000	$260,884
Ryanair Ltd., 1.125%, 3/10/2023	EUR	775,000	944,078

			$1,204,962
Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$385,000	$387,313

Asset-Backed & Securitized - 2.8%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.833%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)		$473,788	$366,832
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.376%, (U.S. LIBOR-1mo. + 1.15%) 3/15/2028 (n)		1,276,202	1,284,246
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	517,693
Crest Ltd., CDO, 7%, (7% PIK) 1/28/2040 (a)(p)		3,307,715	529,234
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FLR, 2.403%, (U.S. LIBOR-3mo. + 1.1%) 7/15/2025 (n)		683,845	684,867
Dryden Senior Loan Fund, 2014-34A, “CR”, FLR, 3.453%, (LIBOR-3mo. + 2.15%) 10/15/2026 (n)		255,098	257,898
First Union-Lehman Brothers Bank of America, FLR, 1.116%, 11/18/2035 (i)		2,374,056	23,218
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 2.953%, (U.S. LIBOR-3mo. + 1.65%) 1/17/2026 (n)		929,626	933,345
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FLR, 1.626%, (LIBOR-1mo. + 0.4%) 1/15/2020		1,848,000	1,849,780
HarbourView CLO VII Ltd., “B1R”, FLR, 2.966%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)		940,012	940,001
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		320,035	319,971
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.157%, 6/15/2049		819,048	838,581
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.833%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)		2,526,150	2,537,523
Morgan Stanley Capital I Trust, “AM”, 5.928%, 4/15/2049		4,384	4,450
Octagon Investment Partners XV, Ltd., FLR, 2.764%, (U.S. LIBOR-3mo. + 1.45%) 10/25/2025 (n)		1,177,401	1,177,387
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	787,193

			$13,052,219
Automotive - 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,456,000	$1,499,680
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	200,000	239,399
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	425,468
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	450,000	556,245
Gates Global LLC, 6%, 7/15/2022 (n)		$915,000	937,692
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	260,735
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	132,475
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		1,230,000	1,242,300
Lear Corp., 3.8%, 9/15/2027		127,000	127,288
RCI Banque S.A., 1%, 5/17/2023	EUR	600,000	721,290
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/14/2065	EUR	100,000	117,557
Volkswagen Leasing GmbH, 1.375%, 1/20/2025	EUR	300,000	357,408
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,085,000	1,142,776
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		750,000	786,563

			$8,546,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$200,000	$217,963

Broadcasting - 2.2%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		$365,000	$373,213
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,305,000	1,344,150
E. W. Scripps Co., 5.125%, 5/15/2025 (n)		1,025,000	1,037,813
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		875,000	971,250
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		410,000	456,125
Match Group, Inc., 6.375%, 6/01/2024		965,000	1,048,231
Netflix, Inc., 5.875%, 2/15/2025		1,955,000	2,116,288
Omnicom Group, Inc., 3.6%, 4/15/2026		290,000	295,076
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	303,651
RELX Finance B.V., 1%, 3/22/2024	EUR	150,000	181,527
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)		$181,000	181,347
Time Warner, Inc., 3.8%, 2/15/2027		291,000	292,962
WMG Acquisition Corp., 5%, 8/01/2023 (z)		210,000	216,825
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,435,000	1,470,875

			$10,289,333
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$199,000	$200,322
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		178,000	181,134
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	312,116
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		282,000	287,352

			$980,924
Building - 3.5%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,755,000	$1,844,944
Allegion PLC, 5.875%, 9/15/2023		501,000	537,323
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,580,000	1,628,380
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,435,000	1,521,100
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	219,450
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,077,134
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,470,000	1,576,575
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	170,000	218,824
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	241,535
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$133,000	134,915
Mohawk Industries, Inc., 3.85%, 2/01/2023		134,000	140,275
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)		920,000	993,600
Owens Corning, 4.2%, 12/15/2022		127,000	135,392
Owens Corning, 3.4%, 8/15/2026		238,000	236,895
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		915,000	969,900
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,760,000	1,839,200
Standard Industries, Inc., 6%, 10/15/2025 (n)		835,000	897,625
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,340,000	1,403,650
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		340,000	346,800
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		492,000	514,238

			$16,477,755
Business Services - 2.1%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,500,000	$1,541,250
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		450,000	460,125
Ascend Learning LLC, 6.875%, 8/01/2025 (z)		475,000	494,000
CDK Global, Inc., 4.875%, 6/01/2027 (n)		1,175,000	1,192,625
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	353,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 4.875%, 4/01/2020		$565,000	$579,656
Equinix, Inc., 5.375%, 1/01/2022		305,000	319,488
Equinix, Inc., 5.375%, 4/01/2023		1,425,000	1,485,563
Equinix, Inc., 5.75%, 1/01/2025		202,000	217,150
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	154,405
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	100,000	119,332
Fidelity National Information Services, Inc., 5%, 10/15/2025		$39,000	44,225
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	262,830
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		133,000	138,886
First Data Corp., 5%, 1/15/2024 (n)		2,055,000	2,139,748
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		449,000	452,561

			$9,955,576
Cable TV - 6.3%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$2,005,000	$2,085,200
Altice Financing S.A., 6.625%, 2/15/2023 (n)		2,345,000	2,479,838
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		970,000	1,026,381
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		2,535,000	2,651,940
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,565,000	1,641,763
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		335,000	349,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,475,000	1,559,355
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		938,000	959,386
Charter Communications Operating LLC, 6.384%, 10/23/2035		217,000	248,361
Cox Communications, Inc., 4.6%, 8/15/2047 (n)		322,000	326,598
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,395,000	1,456,031
DISH DBS Corp., 5%, 3/15/2023		1,065,000	1,099,932
DISH DBS Corp., 5.875%, 11/15/2024		1,665,000	1,796,119
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		335,000	279,725
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	263,755
Lynx II Corp., 6.375%, 4/15/2023 (n)		555,000	581,363
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	223,168
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$740,000	762,200
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,620,420
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	745,256
Sky PLC, 2.5%, 9/15/2026	EUR	350,000	452,740
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	109,933
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,215,000	1,257,525
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		770,000	823,862
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	373,188
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,445,000	1,488,350
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	206,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		800,000	832,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	510,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,196,869

			$29,406,496
Chemicals - 1.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$255,339
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		670,000	685,075
Chemours Co., 6.625%, 5/15/2023		600,000	636,750
Chemours Co., 7%, 5/15/2025		290,000	319,725
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,621,000	1,823,625
LYB International Finance B.V., 4%, 7/15/2023		135,000	143,656
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	230,000	272,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		$645,000	$675,638
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		800,000	870,000

			$5,681,960
Computer Software - 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$765,000	$854,629
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		1,100,000	1,153,295
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		1,275,000	1,330,781
Oracle Corp., 3.4%, 7/08/2024		251,000	262,926
VeriSign, Inc., 4.75%, 7/15/2027 (z)		345,000	351,003
VeriSign, Inc., 4.625%, 5/01/2023		1,465,000	1,507,119
VeriSign, Inc., 5.25%, 4/01/2025		250,000	267,500

			$5,727,253
Computer Software - Systems - 1.6%
Apple, Inc., 2.7%, 5/13/2022		$400,000	$410,265
Apple, Inc., 4.5%, 2/23/2036		417,000	476,148
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	202,004
Apple, Inc., 4.25%, 2/09/2047		$84,000	91,031
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	433,019
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		235,000	244,988
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,105,000	1,127,100
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,765,000	1,815,744
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		945,000	992,250
Western Digital Corp., 10.5%, 4/01/2024		1,320,000	1,567,500

			$7,360,049
Conglomerates - 2.2%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,416,725
EnerSys, 5%, 4/30/2023 (n)		1,965,000	2,021,494
Enpro Industries, Inc., 5.875%, 9/15/2022		1,650,000	1,720,125
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)		55,000	57,338
Entegris, Inc., 6%, 4/01/2022 (n)		1,792,000	1,868,160
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	200,000	241,050
Johnson Controls International PLC, 4.5%, 2/15/2047		$68,000	72,822
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		176,000	183,561
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	247,300
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$1,315,000	1,357,738

			$10,186,313
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$110,475
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	206,853

			$317,328
Consumer Products - 0.9%
Essity AB, 1.625%, 3/30/2027	EUR	300,000	$364,826
NBTY, Inc., 7.625%, 5/15/2021 (n)		$755,000	805,963
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		1,180,000	1,215,400
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	265,191
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		544,000	543,454
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	182,325
Spectrum Brands, Inc., 5.75%, 7/15/2025		770,000	819,088

			$4,196,247
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/2021		$1,025,000	$1,114,226
G4S International Finance PLC, 1.5%, 6/02/2024	EUR	200,000	241,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	$245,306
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$520,000	549,640
Interval Acquisition Corp., 5.625%, 4/15/2023		2,175,000	2,240,250
Monitronics International, Inc., 9.125%, 4/01/2020		890,000	748,713
Priceline Group, Inc., 3.55%, 3/15/2028		141,000	142,309
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	140,575
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,329,269
Service Corp. International, 5.375%, 5/15/2024		$350,000	372,313
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,165,000	1,197,038
Visa, Inc., 2.8%, 12/14/2022		290,000	297,471
Visa, Inc., 4.15%, 12/14/2035		234,000	256,149
Visa, Inc., 4.3%, 12/14/2045		300,000	335,192

			$9,210,249
Containers - 3.1%
Berry Global Group, Inc., 5.5%, 5/15/2022		$1,025,000	$1,063,438
Berry Global Group, Inc., 6%, 10/15/2022		975,000	1,032,281
Berry Global Group, Inc., 5.125%, 7/15/2023		420,000	437,850
Crown American LLC, 4.5%, 1/15/2023		1,179,000	1,235,003
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		650,000	653,250
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,700,000	1,776,500
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,858,000	1,918,385
Reynolds Group, 5.75%, 10/15/2020		510,000	519,506
Reynolds Group, 5.125%, 7/15/2023 (n)		1,200,000	1,250,628
Reynolds Group, 7%, 7/15/2024 (n)		535,000	573,119
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,573,488
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	414,375
Sealed Air Corp., 5.5%, 9/15/2025 (n)		220,000	239,250
Signode Industrial Group, 6.375%, 5/01/2022 (n)		740,000	764,050
Silgan Holdings, Inc., 5.5%, 2/01/2022		100,000	102,750
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)		630,000	645,750

			$14,199,623
Defense Electronics - 0.0%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	150,000	$218,879

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$178,157
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)		390,000	406,575
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,260,000	1,255,653

			$1,840,385
Electronics - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$240,000	$246,988
Intel Corp., 3.15%, 5/11/2027		490,000	500,119
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	566,800
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,205,000	1,262,238
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	295,699
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	424,717

			$3,296,561
Emerging Market Quasi-Sovereign - 1.8%
BPRL International Singapore Pte. Ltd., 4.375%, 1/18/2027		$567,000	$596,012
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		293,000	301,150
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	206,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 4.95%, 2/06/2028		$383,000	$389,036
Gaz Capital S.A., 7.288%, 8/16/2037		507,000	611,742
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		351,000	396,132
ONGC Videsh Ltd., 4.625%, 7/15/2024		511,000	549,748
Pertamina PT, 6%, 5/03/2042 (n)		318,000	354,062
Pertamina PT, 6%, 5/03/2042		654,000	728,164
Pertamina PT, 5.625%, 5/20/2043 (n)		375,000	401,619
Petrobras Global Finance B.V., 8.75%, 5/23/2026		192,000	229,824
Petrobras Global Finance B.V., 6.125%, 1/17/2022		44,000	46,640
Petrobras Global Finance B.V., 7.375%, 1/17/2027		37,000	40,894
Petrobras International Finance Co., 6.75%, 1/27/2041		1,116,000	1,102,050
Petroleos Mexicanos, 4.625%, 9/21/2023		212,000	220,692
Petroleos Mexicanos, 5.5%, 6/27/2044		254,000	239,014
Petroleos Mexicanos, 5.625%, 1/23/2046		246,000	231,302
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,470,302
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		402,000	405,872

			$8,521,252
Emerging Market Sovereign - 4.5%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$610,335
Dominican Republic, 8.625%, 4/20/2027		758,000	926,655
Republic of Angola, 7%, 8/17/2019		241,000	249,264
Republic of Argentina, 5.625%, 1/26/2022		564,000	589,944
Republic of Argentina, 6.875%, 1/26/2027		115,000	123,913
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		353,000	246,747
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,272,894
Republic of Hungary, 5.375%, 2/21/2023		746,000	845,852
Republic of Hungary, 7.625%, 3/29/2041		470,000	725,548
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	652,634
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	223,924
Republic of Indonesia, 7%, 5/15/2022	IDR	45,446,000,000	3,508,423
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	307,859
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	161,000	195,994
Republic of Indonesia, 4.125%, 1/15/2025 (n)		$342,000	359,681
Republic of Indonesia, 4.125%, 1/15/2025		1,368,000	1,438,726
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,398,066
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		341,000	381,460
Republic of Panama, 9.375%, 4/01/2029		719,000	1,087,488
Republic of Paraguay, 6.1%, 8/11/2044 (n)		350,000	401,625
Republic of Paraguay, 6.1%, 8/11/2044		243,000	278,843
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,355,299
Republic of Sri Lanka, 6.85%, 11/03/2025		208,000	228,350
Republic of Turkey, 3.25%, 3/23/2023		633,000	606,900
Republic of Turkey, 4.875%, 10/09/2026		1,523,000	1,547,277
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	437,400
Russian Federation, 4.75%, 5/27/2026		800,000	850,704
United Mexican States, 4.15%, 3/28/2027		224,000	237,104

			$21,088,909
Energy - Independent - 4.3%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$451,812	$90
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)		1,315,000	1,410,338
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,760,000	1,707,200
Consol Energy, Inc., 5.875%, 4/15/2022		805,000	805,000
Consol Energy, Inc., 8%, 4/01/2023		730,000	770,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Continental Resources, Inc., 4.5%, 4/15/2023		$1,970,000	$1,940,450
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,525,000	1,566,938
Gulfport Energy Corp., 6%, 10/15/2024 (n)		980,000	960,400
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)		685,000	673,869
Laredo Petroleum, Inc., 6.25%, 3/15/2023		1,245,000	1,273,013
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,550,000	1,588,750
QEP Resources, Inc., 5.25%, 5/01/2023		615,000	584,250
Rice Energy, Inc., 7.25%, 5/01/2023		820,000	876,375
Seven Generations Energy, 8.25%, 5/15/2020 (n)		700,000	728,000
Seven Generations Energy, 6.75%, 5/01/2023 (z)		1,180,000	1,228,675
SM Energy Co., 6.75%, 9/15/2026		1,710,000	1,611,675
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		401,000	400,885
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	986,716
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,075,000	997,063

			$20,109,837
Energy - Integrated - 0.3%
Inkia Energy Ltd., 8.375%, 4/04/2021		$754,000	$774,810
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		544,000	563,932

			$1,338,742
Entertainment - 1.3%
Carnival Corp., 1.875%, 11/07/2022	EUR	330,000	$420,360
Cedar Fair LP, 5.375%, 6/01/2024		$405,000	427,275
Cedar Fair LP, 5.375%, 4/15/2027 (n)		710,000	745,500
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,471,470
Cinemark USA, Inc., 4.875%, 6/01/2023		1,040,000	1,037,400
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		2,105,000	2,123,524

			$6,225,529
Financial Institutions - 2.4%
AerCap Ireland Capital Co., 3.65%, 7/21/2027		$379,000	$379,562
Aircastle Ltd., 5.125%, 3/15/2021		625,000	662,500
Aircastle Ltd., 5.5%, 2/15/2022		1,425,000	1,553,250
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	615,769
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		2,110,000	2,158,794
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		515,000	525,485
Navient Corp., 7.25%, 1/25/2022		2,455,000	2,682,088
Navient Corp., 7.25%, 9/25/2023		430,000	466,378
Navient Corp., 6.125%, 3/25/2024		398,000	405,960
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,845,000	1,918,800

			$11,368,586
Food & Beverages - 2.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$298,301
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	331,889
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		408,000	423,688
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		483,000	537,741
Aramark Services, Inc., 4.75%, 6/01/2026		1,010,000	1,058,278
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	246,223
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,360,000	1,421,200
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	232,881
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	545,927
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	218,918
JBS Investments GmbH, 7.25%, 4/03/2024		200,000	202,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		$1,860,000	$1,883,250
Kraft Heinz Foods Co., 5.2%, 7/15/2045		31,000	33,658
Kraft Heinz Foods Co., 4.375%, 6/01/2046		130,000	126,048
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		835,000	861,094
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		520,000	539,578
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,430,000	1,528,313
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,590,000	1,655,588
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	108,826
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	310,420

			$12,563,821
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		$333,000	$338,618

Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (n)		$281,000	$148,228

Gaming & Lodging - 1.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$815,000	$847,600
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,500,000	1,623,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		175,000	189,875
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,065,000	1,112,819
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	144,558
MGM Resorts International, 6.625%, 12/15/2021		$825,000	926,063
MGM Resorts International, 6%, 3/15/2023		650,000	718,250
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,399,063
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		620,000	638,600

			$7,600,578
Industrial - 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,250,000	$1,292,750

Insurance - 0.1%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$133,195
Bupa Finance PLC, 2%, 4/05/2024	GBP	200,000	261,276

			$394,471
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$321,654
Centene Corp., 5.625%, 2/15/2021		410,000	426,400
Centene Corp., 6.125%, 2/15/2024		1,180,000	1,269,975
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	541,064

			$2,559,093
Insurance - Property & Casualty - 0.5%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$239,351
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	150,000	171,110
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$95,000	96,030
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	227,021
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	394,726
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	129,782
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	100,000	129,782
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$159,000	165,919
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	142,272

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	200,000	$293,901
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	230,000	271,066

			$2,260,960
International Market Sovereign - 11.2%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	197,000	$168,102
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	442,000	889,459
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	120,000	189,484
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	159,720
Government of Canada, 0.5%, 3/01/2022	CAD	6,934,000	5,315,668
Government of Canada, 2.5%, 6/01/2024	CAD	5,700,000	4,803,930
Government of Canada, 1.5%, 6/01/2026	CAD	1,028,000	803,416
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,128,004
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	4,790,012
Government of Japan, 0.3%, 12/20/2025	JPY	16,400,000	153,458
Government of Japan, 2.2%, 9/20/2027	JPY	787,000,000	8,724,973
Government of Japan, 2.4%, 3/20/2037	JPY	493,400,000	6,041,979
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	920,888
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,471,933
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,416,000	2,134,911
Kingdom of Spain, 5.15%, 10/31/2028	EUR	1,210,000	1,950,740
Republic of France, 4.75%, 4/25/2035	EUR	747,000	1,387,007
Republic of France, 4.5%, 4/25/2041	EUR	580,000	1,106,616
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	298,821
Republic of Italy, 3.75%, 3/01/2021	EUR	1,581,000	2,107,966
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,351,456
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,894,000	2,683,932
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	470,000	866,261
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,530,000	2,607,939

			$52,056,675
Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$247,383
Province of British Columbia, 2.3%, 6/18/2026	CAD	370,000	292,527

			$539,910
Machinery & Tools - 0.9%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,269,277
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,930,000	2,012,025
CNH Industrial N.V., 4.5%, 8/15/2023		840,000	885,150

			$4,166,452
Major Banks - 2.8%
Bank of America Corp., 7.625%, 6/01/2019		$370,000	$405,165
Bank of America Corp., 2.625%, 4/19/2021		370,000	373,920
Bank of America Corp., 3.248%, 10/21/2027		462,000	455,351
Bank of America Corp., FLR, 6.1%, (U.S. LIBOR-3mo. + 3.898%) 12/29/2049		670,000	734,488
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	347,494
Barclays Bank PLC, 6.75% to 1/16/2018, FLR to 1/16/2023	GBP	100,000	131,830
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	170,526
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	226,000
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		360,000	362,445
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	564,756
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		454,000	471,893
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		314,000	323,103

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
HSBC Holdings PLC, 4.375%, 11/23/2026		$269,000	$282,782
JPMorgan Chase & Co., 6.3%, 4/23/2019		500,000	536,152
JPMorgan Chase & Co., 3.25%, 9/23/2022		478,000	494,897
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	591,769
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		291,000	296,222
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		303,000	320,779
JPMorgan Chase & Co., 6% to 8/01/2023, FLR to 12/31/2049		1,210,000	1,309,825
Morgan Stanley, 6.625%, 4/01/2018		391,000	401,950
Morgan Stanley, 2.2%, 12/07/2018		238,000	239,421
Morgan Stanley, 3.125%, 7/27/2026		303,000	299,053
Morgan Stanley, 2.625%, 3/09/2027	GBP	200,000	264,536
Morgan Stanley, 3.95%, 4/23/2027		$229,000	234,097
Nationwide Building Society, 1.25%, 3/03/2025	EUR	240,000	293,647
Nordea Bank AB, 1%, 9/07/2026	EUR	200,000	240,544
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	300,465
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049		1,220,000	1,337,425
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	369,742
UBS Group Funding (Switzerland) AG, FLR, 2.859%, (LIBOR-3mo. + 0.954%) 8/15/2023 (n)		$750,000	751,364
Wells Fargo & Co., 4.1%, 6/03/2026		100,000	105,010

			$13,236,651
Medical & Health Technology & Services - 5.3%
AmSurg Corp., 5.625%, 7/15/2022		$1,095,000	$1,138,800
Baxter International, Inc., 1.3%, 5/30/2025	EUR	200,000	241,029
Becton, Dickinson and Co., 2.675%, 12/15/2019		$379,000	384,430
Becton, Dickinson and Co., 3.734%, 12/15/2024		239,000	246,920
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		960,000	795,600
DaVita, Inc., 5.125%, 7/15/2024		455,000	464,384
DaVita, Inc., 5%, 5/01/2025		1,175,000	1,191,215
HCA, Inc., 7.5%, 2/15/2022		2,350,000	2,708,375
HCA, Inc., 5.875%, 3/15/2022		1,770,000	1,960,983
HCA, Inc., 5%, 3/15/2024		1,040,000	1,105,000
HCA, Inc., 5.375%, 2/01/2025		1,490,000	1,571,950
HCA, Inc., 5.875%, 2/15/2026		415,000	447,681
HCA, Inc., 5.25%, 6/15/2026		215,000	231,394
HealthSouth Corp., 5.125%, 3/15/2023		1,305,000	1,334,363
HealthSouth Corp., 5.75%, 11/01/2024		960,000	988,800
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	205,545
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	327,109
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		905,000	936,675
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		1,225,000	1,283,188
Quorum Health Corp., 11.625%, 4/15/2023		715,000	630,988
Tenet Healthcare Corp., 8%, 8/01/2020		672,000	681,878
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,740,000	1,827,000
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)		965,000	970,983
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	476,693
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	367,472
Universal Health Services, Inc., 7.625%, 8/15/2020		1,325,000	1,344,875
Universal Health Services, Inc., 5%, 6/01/2026 (n)		239,000	251,846
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (z)		555,000	552,919

			$24,668,095
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$830,000	$873,824
Medtronic, Inc., 3.5%, 3/15/2025		615,000	648,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - continued
Teleflex, Inc., 5.25%, 6/15/2024		$1,095,000	$1,149,750
Teleflex, Inc., 4.875%, 6/01/2026		610,000	628,300
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	300,000	365,076

			$3,665,300
Metals & Mining - 3.6%
Barrick Gold Corp., 4.1%, 5/01/2023		$194,000	$213,306
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	220,414
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$565,000	581,597
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		770,000	791,175
Freeport-McMoRan, Inc., 6.5%, 11/15/2020		135,000	138,038
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		2,270,000	2,460,113
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		855,000	846,450
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	403,375
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	200,000	241,328
GrafTech International Co., 6.375%, 11/15/2020		$680,000	630,700
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,525,000	1,631,750
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		920,000	920,000
Kinross Gold Corp., 5.125%, 9/01/2021		300,000	318,783
Kinross Gold Corp., 5.95%, 3/15/2024		1,265,000	1,391,500
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		370,000	386,188
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		930,000	1,013,700
Novelis Corp., 5.875%, 9/30/2026 (z)		1,455,000	1,516,838
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	441,266
Steel Dynamics, Inc., 5.25%, 4/15/2023		775,000	802,125
Steel Dynamics, Inc., 5.5%, 10/01/2024		835,000	896,581
Suncoke Energy, Inc., 7.625%, 8/01/2019		127,000	126,683
TMS International Corp., 7.25%, 8/15/2025 (z)		860,000	868,600

			$16,840,510
Midstream - 3.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$297,598
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,755,000	1,803,263
DCP Midstream LP, 4.95%, 4/01/2022		486,000	501,795
DCP Midstream LP, 5.6%, 4/01/2044		270,000	251,100
DCP Midstream LP, 3.875%, 3/15/2023		500,000	486,875
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		270,000	275,159
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,325,000	1,495,594
Enterprise Products Operating LLC, 1.65%, 5/07/2018		296,000	295,868
Enterprise Products Partners LP, 6.3%, 9/15/2017		180,000	180,203
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		1,160,000	1,492,948
ONEOK, Inc., 4.95%, 7/13/2047		474,000	474,422
Sabine Pass Liquefaction, 4.2%, 3/15/2028		666,000	668,606
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		805,000	871,492
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,740,000	1,923,123
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		1,050,000	1,061,813
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		725,000	741,313
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)		2,300,000	2,380,500

			$15,201,672
Mortgage-Backed - 3.1%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		$276,901	$300,039
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		47,959	54,541
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		83,939	95,283
Fannie Mae, FLR, 1.253%, (LIBOR-1mo. + 2.5%) 5/25/2018		735,874	735,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.811%, 1/25/2025		$11,000,000	$11,315,029
Freddie Mac, 2.673%, 3/25/2026		701,000	709,333
Freddie Mac, 3.243%, 4/25/2027		991,000	1,043,724
Freddie Mac, 3.117%, 6/25/2027		298,465	310,925
Freddie Mac, 6%, 8/01/2034		67,594	76,699

			$14,641,422
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$252,076
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		523,000	547,189

			$799,265
Network & Telecom - 1.7%
AT&T, Inc., 4.9%, 8/14/2037		$488,000	$492,995
AT&T, Inc., 4.25%, 6/01/2043	GBP	100,000	139,976
AT&T, Inc., 5.65%, 2/15/2047		$206,000	223,609
British Telecom PLC, 5.75%, 12/07/2028	GBP	150,000	257,817
CenturyLink, Inc., 6.45%, 6/15/2021		$470,000	491,738
CenturyLink, Inc., 7.65%, 3/15/2042		595,000	523,600
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	213,960
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	240,851
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		$300,000	312,221
Telecom Italia Capital, 6%, 9/30/2034		250,000	276,250
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		1,515,000	1,639,988
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	535,989
Verizon Communications, Inc., 4.812%, 3/15/2039		323,000	327,674
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		660,000	709,295
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,285,000	1,363,681

			$7,749,644
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022		$621,000	$386,573
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		945,000	722,925
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)		880,649	328,042
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		945,000	874,125

			$2,311,665
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$645,000	$688,538
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		1,230,000	1,242,300
Marathon Petroleum Corp., 4.75%, 9/15/2044		200,000	194,021
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	120,971
Phillips 66, 4.875%, 11/15/2044		$150,000	163,208

			$2,409,038
Other Banks & Diversified Financials - 1.1%
Arion Banki, 2.5%, 4/26/2019	EUR	100,000	$123,386
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	369,074
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,140,795
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	258,052
Capital One Financial Corp., 2.35%, 8/17/2018		$806,000	809,983
Citizens Bank N.A., 2.55%, 5/13/2021		250,000	252,168
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	261,324
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)		953,000	1,141,055
ING Groep N.V., 3.95%, 3/29/2027		249,000	261,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	$145,469
U.S. Bancorp, 0.85%, 6/07/2024	EUR	150,000	179,530

			$4,942,090
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$160,536

Pharmaceuticals - 0.7%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$537,332
Endo Finance Co., 5.75%, 1/15/2022 (z)		680,000	608,600
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	52,634
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		1,335,000	1,314,975
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		890,000	887,775

			$3,401,316
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,980,000	$2,014,650

Printing & Publishing - 0.5%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,165,000	$1,205,775
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		875,000	908,906

			$2,114,681
Real Estate - Apartment - 0.1%
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	225,000	$288,120

Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,390,000	$1,440,388
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		1,375,000	1,426,563

			$2,866,951
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$257,470
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	315,609

			$573,079
Real Estate - Other - 1.1%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)		$320,000	$338,400
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)		1,455,000	1,520,475
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		1,050,000	1,084,829
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,286,500
Starwood Property Trust, Inc., 5%, 12/15/2021		865,000	896,356

			$5,126,560
Real Estate - Retail - 0.1%
Simon International Finance S.C.A., REIT, 1.25%, 5/13/2025	EUR	200,000	$241,554

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$1,040,000	$1,095,900

Retailers - 1.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$347,000	$377,553
Dollar Tree, Inc., 5.75%, 3/01/2023		1,270,000	1,339,850
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	312,000
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		1,280,000	1,331,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Home Depot, Inc., 3%, 4/01/2026		$310,000	$314,960
Home Depot, Inc., 4.875%, 2/15/2044		200,000	235,102
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	243,362
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		$1,295,000	1,322,532

			$5,476,559
Specialty Chemicals - 0.9%
A Schulman, Inc., 6.875%, 6/01/2023		$1,230,000	$1,269,975
Ecolab, Inc., 2.625%, 7/08/2025	EUR	100,000	132,937
Koppers, Inc., 6%, 2/15/2025 (n)		$1,235,000	1,309,100
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,430,000	1,487,200

			$4,199,212
Specialty Stores - 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,065,000	$867,975
Group 1 Automotive, Inc., 5%, 6/01/2022		1,455,000	1,487,738

			$2,355,713
Supermarkets - 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$1,870,000	$1,784,915
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	233,176
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	100,000	139,739

			$2,157,830
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$136,708
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	181,472
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	247,499

			$565,679
Telecommunications - Wireless - 3.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$415,000	$440,419
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		1,340,000	1,450,148
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	140,000	172,826
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	482,986
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	100,000	119,554
Crown Castle International Corp., 3.7%, 6/15/2026		$157,000	159,269
Digicel Group Ltd., 6%, 4/15/2021 (n)		967,000	937,990
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	568,800
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	1,102,563
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	221,186
SFR Group S.A., 7.375%, 5/01/2026 (n)		1,200,000	1,296,024
Sprint Capital Corp., 6.875%, 11/15/2028		1,625,000	1,787,500
Sprint Corp., 7.875%, 9/15/2023		980,000	1,119,777
Sprint Corp., 7.125%, 6/15/2024		1,655,000	1,820,500
Sprint Nextel Corp., 6%, 11/15/2022		615,000	654,206
T-Mobile USA, Inc., 6.125%, 1/15/2022		135,000	140,738
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	656,513
T-Mobile USA, Inc., 5.125%, 4/15/2025		815,000	855,995
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	858,313
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	745,596

			$15,590,903
Telephone Services - 0.6%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	150,000	$180,228
Level 3 Financing, Inc., 5.375%, 1/15/2024		$470,000	480,434

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telephone Services - continued
Level 3 Financing, Inc., 5.375%, 5/01/2025		$1,645,000	$1,690,238
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	229,359

			$2,580,259
Tobacco - 0.4%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$326,000	$330,637
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	179,670
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$455,000	483,203
Reynolds American, Inc., 8.125%, 6/23/2019		92,000	101,791
Reynolds American, Inc., 3.25%, 6/12/2020		41,000	42,224
Reynolds American, Inc., 4.45%, 6/12/2025		415,000	449,426
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	138,223

			$1,725,174
Transportation - Services - 0.7%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$308,061
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	200,000	226,917
Delhi International Airport, 6.125%, 10/31/2026 (n)		$521,000	561,378
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)		400,000	402,031
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	328,790
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	173,313
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$555,000	450,938
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		365,000	356,331
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	542,700

			$3,350,459
U.S. Treasury Obligations - 14.3%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$3,824,000	$5,013,623
U.S. Treasury Bonds, 5.375%, 2/15/2031		286,200	390,764
U.S. Treasury Bonds, 4.5%, 2/15/2036		1,857,000	2,444,059
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,562,694
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		2,920,000	3,158,391
U.S. Treasury Bonds, 3.625%, 2/15/2044		771,000	908,455
U.S. Treasury Notes, 0.75%, 10/31/2018		14,000,000	13,915,781
U.S. Treasury Notes, 0.875%, 11/30/2017		20,000,000	19,989,827
U.S. Treasury Notes, 0.875%, 5/15/2019		9,000,000	8,933,203
U.S. Treasury Notes, 1.75%, 5/15/2022		4,692,000	4,705,746
U.S. Treasury Notes, 2.25%, 11/15/2025		4,519,000	4,588,727

			$66,611,270
Utilities - Electric Power - 2.8%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$185,000	$185,023
Calpine Corp., 5.5%, 2/01/2024		1,765,000	1,637,038
Calpine Corp., 5.75%, 1/15/2025		820,000	752,104
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	318,525
Covanta Holding Corp., 5.875%, 3/01/2024		755,000	755,000
Covanta Holding Corp., 5.875%, 7/01/2025		830,000	823,775
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	252,929
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	319,369
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	216,140
EDP Finance B.V., 2%, 4/22/2025	EUR	100,000	123,521
Emera U.S. Finance LP, 2.7%, 6/15/2021		$98,000	98,935
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	114,420
Enel Americas S.A., 4%, 10/25/2026		345,000	349,923
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		442,000	474,252

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Engie Energia Chile S.A., 5.625%, 1/15/2021		$757,000	$827,614
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		512,000	535,992
Exelon Corp., 3.497%, 6/01/2022		151,000	156,526
FirstEnergy Corp., 3.9%, 7/15/2027		118,000	120,550
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	161,953
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$377,000	391,110
NRG Energy, Inc., 6.625%, 3/15/2023		1,985,000	2,054,475
NRG Energy, Inc., 7.25%, 5/15/2026		750,000	804,375
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)		280,000	293,300
PG&E Corp., 2.4%, 3/01/2019		166,000	167,144
PPL Capital Funding, Inc., 3.1%, 5/15/2026		379,000	377,893
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	272,462
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	497,915

			$13,082,263
Total Bonds			$552,815,957

Floating Rate Loans (g)(r) - 0.4%
Computer Software - Systems - 0.1%
Sabre Global, Inc., Term Loan B, 3.48%, 2/22/2024		$329,743	$330,671

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.48%, 4/30/2021		$123,575	$123,986

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.31%, 6/23/2022		$311,109	$312,121

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.48%, 4/13/2024		$317,611	$319,437
Six Flags Theme Parks, Inc., Term Loan B, 3.24%, 6/30/2022		331,400	332,436

			$651,873
Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.98%, 6/24/2021		$557,407	$560,393

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3.74%, 5/03/2020		$119,709	$119,522
Total Floating Rate Loans			$2,098,566

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)		8,177	$227,648

Oil Services - 0.1%
LTRI Holdings LP (a)(u)		615	$546,993
Total Common Stocks			$774,641

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.11% (v)		3,398,960	$3,398,960

Portfolio of Investments (unaudited) – continued

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount	Value ($)
Purchased Options - 0.0%
Markit Index Securities - 0.0%
Markit CDX North America Investment Grade Index - October 2017 @ $70	Put	Goldman Sachs International	$27,005,032	$26,500,000	$14,518

Other Assets, Less Liabilities - (20.0)%					(93,316,985)
Net Assets - 100.0%					$465,785,657

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,398,960 and $555,703,682, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $168,943,188, representing 36.3% of net assets.
(p)	Payment in kind security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ascend Learning LLC, 6.875%, 8/01/2025	6/28/17-7/06/17	$482,748	$494,000
Bayview Financial Revolving Mortgage Loan Trust, FLR(LIBOR-1mo. + 1.6%), 2.833%, 12/28/2040	3/01/06	473,788	366,832
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	333,402	338,400
Endo Finance Co., 5.75%, 1/15/2022	8/15/17	607,430	608,600
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,152	129,782
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/9/17-6/28/17	962,927	993,600
Novelis Corp., 5.875%, 9/30/2026	3/12/17-6/14/17	1,508,119	1,516,838
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	237,979	223,924
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	184,228	195,994
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-8/30/17	1,246,615	1,228,675
TMS International Corp., 7.25%, 8/15/2025	8/09/17-8/25/17	861,874	868,600
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	345,000	351,003
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	214,791	216,825
West Street Merger Sub, Inc., 6.375%, 9/01/2025	8/10/17-8/24/17	555,219	552,919
Total Restricted Securities			$8,085,992
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 8/31/17

Forward Foreign Currency Exchange Contracts at 8/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	1,508,396	USD	1,187,356	Citibank N.A.	10/13/2017	$11,185
AUD	927,382	USD	729,633	JPMorgan Chase Bank N.A.	10/13/2017	7,246
CHF	57,082	USD	58,974	Barclays Bank PLC	10/13/2017	701
DKK	31,438	USD	4,982	Goldman Sachs International	10/13/2017	61
EUR	405,774	USD	477,246	Brown Brothers Harriman	10/13/2017	6,795
EUR	191,749	USD	225,654	HSBC Bank	10/13/2017	3,081
KRW	44,218,500	USD	38,808	JPMorgan Chase Bank N.A.	11/15/2017	432
MXN	3,219,094	USD	177,540	JPMorgan Chase Bank N.A.	10/13/2017	1,409
MYR	444,000	USD	103,700	Barclays Bank PLC	10/25/2017	66
NOK	106,912	USD	13,471	JPMorgan Chase Bank N.A.	10/13/2017	322
SEK	21,035,119	USD	2,599,024	Goldman Sachs International	10/13/2017	54,007
USD	1,168,588	GBP	895,811	Citibank N.A.	10/13/2017	8,698
USD	9,076,461	GBP	6,952,106	Deutsche Bank AG	10/13/2017	74,922
USD	254,540	GBP	196,000	JPMorgan Chase Bank N.A.	10/13/2017	761
USD	89,915	NZD	125,000	JPMorgan Chase Bank N.A.	10/13/2017	229
ZAR	569,852	USD	42,638	Barclays Bank PLC	10/13/2017	900

						$170,815

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
GBP	1,235,438	USD	1,604,828	Goldman Sachs International	10/13/2017	$(5,191)
HKD	9,708,000	USD	1,242,987	Citibank N.A.	10/13/2017	(1,096)
INR	150,464,000	USD	2,359,627	Barclays Bank PLC	9/5/2017	(5,915)
INR	150,464,000	USD	2,339,122	Barclays Bank PLC	11/1/2017	(1,205)
JPY	255,652,000	USD	2,337,820	Citibank N.A.	10/13/2017	(8,199)
JPY	257,066,000	USD	2,349,613	Goldman Sachs International	10/13/2017	(7,106)
NZD	121,494	USD	88,989	JPMorgan Chase Bank N.A.	10/13/2017	(1,818)
USD	2,351,000	INR	150,464,000	Barclays Bank PLC	9/5/2017	(2,712)
USD	2,328,310	CAD	2,954,956	Barclays Bank PLC	10/13/2017	(39,051)
USD	119,941	EUR	101,549	Brown Brothers Harriman	9/13/2017	(997)
USD	1,164,253	EUR	984,000	Citibank N.A.	10/13/2017	(9,543)
USD	2,910,913	CAD	3,698,559	Deutsche Bank AG	10/13/2017	(52,185)
USD	232,633	SEK	1,883,000	Deutsche Bank AG	10/13/2017	(4,858)
USD	2,668,077	AUD	3,372,148	Goldman Sachs International	10/13/2017	(11,364)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/17 - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
USD	111,476	EUR	94,532	Goldman Sachs International	10/13/2017	$(1,289)
USD	261,262	GBP	202,604	Goldman Sachs International	10/13/2017	(1,068)
USD	22,962,415	JPY	2,534,894,459	Goldman Sachs International	10/13/2017	(136,741)
USD	29,656,308	EUR	25,079,874	JPMorgan Chase Bank N.A.	10/13/2017	(261,036)
USD	49,182	SGD	66,859	JPMorgan Chase Bank N.A.	10/13/2017	(139)
USD	8,462,117	CAD	10,726,241	Merrill Lynch International	10/13/2017	(131,203)

						$(682,716)

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Long	EUR	37	$7,271,225	September - 2017	$5,198
Euro-Buxl 30 yr	Long	EUR	11	2,204,405	September - 2017	11,759
U.S. Treasury Ultra Bond 30 yr	Long	USD	8	1,352,500	December - 2017	7,690
Long Gilt 10 yr	Long	GBP	35	5,761,410	December - 2017	10,294
U.S. Treasury Note 5 yr	Short	USD	48	5,688,000	December - 2017	4,331

						$39,272

Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	38	$6,022,871	September - 2017	$(2,805)
Government of Canada 10 yr	Short	CAD	12	1,328,529	December - 2017	(2,825)
U.S. Treasury Bond 30 yr	Short	USD	4	624,375	December - 2017	(2,577)
U.S. Treasury Ultra Note 10 yr	Short	USD	20	2,730,625	December - 2017	(8,354)
U.S. Treasury Note 10 yr	Short	USD	379	48,127,078	December - 2017	(101,901)

						$(118,462)

At August 31, 2017, the fund had cash collateral of $460,000 with other liquid securities with an aggregate value of $965,721 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$546,993	$546,993
Colombia	227,648	—		227,648
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	66,611,270	—	66,611,270
Non-U.S. Sovereign Debt	—	82,232,553	—	82,232,553
U.S. Corporate Bonds	—	296,390,495	—	296,390,495
Residential Mortgage-Backed Securities	—	14,641,422	—	14,641,422
Commercial Mortgage-Backed Securities	—	2,171,135	—	2,171,135
Asset-Backed Securities (including CDOs)	—	10,881,084	—	10,881,084
Foreign Bonds	—	79,902,516	—	79,902,516
Floating Rate Loans	—	2,098,566	—	2,098,566
Mutual Funds	3,398,960	—	—	3,398,960
Total	$3,626,608	$554,929,041	$546,993	$559,102,642

Other Financial Instruments
Futures Contracts - Assets	$39,272	$—	$—	$39,272
Futures Contracts - Liabilities	(118,462)	—	—	(118,462)
Forward Foreign Currency Exchange Contracts - Assets	—	170,815	—	170,815
Forward Foreign Currency Exchange Contracts - Liabilities	—	(682,716)	—	(682,716)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/16	$—
Received as part of a corporate action	546,993
Balance as of 8/31/17	$546,993

At August 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$552,627,694
Gross unrealized appreciation	16,368,390
Gross unrealized depreciation	(9,893,442)
Net unrealized appreciation (depreciation)	$6,474,948

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		9,305,595	135,611,694	(141,518,329)	3,398,960

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,615	$339	$—	$66,137	$3,398,960

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.